UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _11/30/18

Item 1. Schedule of Investments.

TEMPLETON FUNDS

Statement of Investments, November 30, 2018 (unaudited)

Templeton Foreign Fund
	Industry	Shares	Value

Common Stocks 96.1%
Canada 4.9%
Alamos Gold Inc., A.	Metals & Mining	13,460,840	$43,343,905
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	4,760,882	35,172,932
Goldcorp Inc	Metals & Mining	4,335,190	40,181,719
Husky Energy Inc	Oil, Gas & Consumable Fuels	4,559,970	56,605,105
Wheaton Precious Metals Corp	Metals & Mining	6,867,680	107,778,968
			283,082,629
China 10.6%
[a] Baidu Inc., ADR	Interactive Media & Services	530,390	99,861,829
China Life Insurance Co. Ltd., H	Insurance	33,762,870	72,495,570
China Mobile Ltd	Wireless Telecommunication Services	8,367,690	83,044,309
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	211,370,232	113,733,591
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	26,313,080	31,848,171
NetEase Inc., ADR	Entertainment	201,860	45,836,350
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	21,295,400	52,529,824
Sinopec Engineering Group Co. Ltd	Construction & Engineering	52,898,840	49,017,030
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	13,096,620	64,527,738
			612,894,412
Denmark 2.5%
A.P. Moeller-Maersk AS, B	Marine	48,440	68,916,609
Vestas Wind Systems AS	Electrical Equipment	982,050	73,285,090
			142,201,699
France 9.2%
AXA SA	Insurance	2,973,092	72,390,407
BNP Paribas SA	Banks	2,635,253	132,340,265
Cie Generale des Etablissements Michelin SCA	Auto Components	416,780	43,591,735
Compagnie de Saint-Gobain	Building Products	744,080	27,565,336
Sanofi	Pharmaceuticals	1,536,705	138,796,697
Total SA	Oil, Gas & Consumable Fuels	1,065,750	59,298,363
Veolia Environnement SA.	Multi-Utilities	2,757,290	58,585,981
			532,568,784
Germany 6.7%
Bayer AG	Pharmaceuticals	1,143,025	83,538,195
E.ON SE	Multi-Utilities	6,248,590	63,679,122
Gerresheimer AG	Life Sciences Tools & Services	525,510	37,407,867
Merck KGaA	Pharmaceuticals	626,474	69,026,354
[a] MorphoSys AG	Life Sciences Tools & Services	152,698	17,436,360
Siemens AG	Industrial Conglomerates	511,982	59,331,587
Telefonica Deutschland Holding AG.	Diversified Telecommunication Services	14,565,350	58,961,861
			389,381,346
Hong Kong 1.9%
CK Hutchison Holdings Ltd	Industrial Conglomerates	8,390,650	87,722,649
Value Partners Group Ltd	Capital Markets	25,606,580	20,192,941
			107,915,590
India 0.9%
Hero Motocorp Ltd	Automobiles	1,056,000	46,321,482
Jain Irrigation Systems Ltd	Machinery	8,097,834	7,737,413
			54,058,895
Ireland 1.6%
Bank of Ireland Group PLC	Banks	9,604,310	60,959,137
CRH PLC	Construction Materials	1,227,660	33,757,807
			94,716,944

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Israel 2.4%
[a] Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	6,506,740	$140,155,180
Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	7,278,524	117,345,807
Japan 8.7%
Astellas Pharma Inc	Pharmaceuticals	3,891,790	59,819,619
Ezaki Glico Co. Ltd	Food Products	767,370	37,389,807
INPEX Corp	Oil, Gas & Consumable Fuels	70	743
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	1,067,840	25,544,611
Panasonic Corp	Household Durables	7,274,210	74,636,042
Seven & i Holdings Co. Ltd	Food & Staples Retailing	1,337,960	58,271,609
SoftBank Group Corp	Wireless Telecommunication Services	565,470	47,461,714
Sumitomo Metal Mining Co. Ltd	Metals & Mining	1,035,500	30,153,993
Sumitomo Rubber Industries Ltd	Auto Components	3,822,410	51,091,202
Suntory Beverage & Food Ltd	Beverages	1,364,450	57,225,270
Taiheiyo Cement Corp	Construction Materials	1,808,651	61,194,060
			502,788,670
Luxembourg 0.4%
SES SA, IDR	Media	1,093,647	23,701,578
Netherlands 6.3%
Aegon NV	Insurance	3,053,872	16,993,481
Flow Traders.	Capital Markets	1,642,067	51,103,999
ING Groep NV	Banks	8,041,418	97,229,451
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	956,030	79,704,221
[a] QIAGEN NV	Life Sciences Tools & Services	1,615,971	56,784,066
SBM Offshore NV	Energy Equipment & Services	4,302,197	65,266,215
			367,081,433
Singapore 1.4%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	35,158,590	78,918,819
Singapore Telecommunications Ltd., ADR	Diversified Telecommunication Services	31,810	713,498
			79,632,317
South Korea 8.0%
Hana Financial Group Inc	Banks	2,123,240	71,247,121
KB Financial Group Inc	Banks	1,896,957	79,906,089
Korea Electric Power Corp	Electric Utilities	769,600	20,398,672
Lotte Chemical Corp	Chemicals	240,140	58,399,805
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	6,260,410	233,818,369
			463,770,056
Sweden 0.0%†
Getinge AB, B.	Health Care Equipment & Supplies	236,831	2,445,768
Switzerland 4.4%
[b] Landis+Gyr Group AG	Electronic Equipment, Instruments
	& Components	507,040	31,494,902
Roche Holding AG	Pharmaceuticals	593,220	153,864,860
UBS Group AG	Capital Markets	5,329,110	71,991,931
			257,351,693
Taiwan 1.9%
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	19,486,010	31,555,396
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	10,991,310	80,354,690
			111,910,086

|2

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Thailand 2.1%
Bangkok Bank PCL, fgn	Banks	4,501,860	$28,964,926
Bangkok Bank PCL, NVDR	Banks	8,792,330	55,502,417
Kasikornbank PCL, fgn	Banks	1,633,710	9,594,018
Kasikornbank PCL, NVDR	Banks	4,280,810	25,139,203
			119,200,564
United Kingdom 18.3%
Aviva PLC	Insurance	7,282,534	37,783,482
BAE Systems PLC	Aerospace & Defense	7,746,400	48,514,519
Barclays PLC	Banks	34,568,140	71,774,275
BP PLC	Oil, Gas & Consumable Fuels	27,867,300	184,723,982
[a] Cobham PLC	Aerospace & Defense	22,108,289	28,760,285
HSBC Holdings PLC (GBP Traded)	Banks	11,259,150	95,344,337
HSBC Holdings PLC (HKD Traded)	Banks	953,650	8,154,136
Johnson Matthey PLC	Chemicals	2,134,066	79,544,519
Kingfisher PLC	Specialty Retail	23,011,524	73,334,854
Royal Dutch Shell PLC, B.	Oil, Gas & Consumable Fuels	5,348,940	163,338,644
Shire PLC	Biotechnology	1,318,070	76,449,547
SIG PLC	Trading Companies & Distributors	392,088	536,800
Standard Chartered PLC	Banks	19,927,705	154,804,927
Vodafone Group PLC.	Wireless Telecommunication Services	16,292,825	35,087,621
			1,058,151,928
United States 1.9%
Oracle Corp	Software	2,267,420	110,559,399
Total Common Stocks
(Cost $5,443,255,923)			5,570,914,778

		Principal
		Amount

Short Term Investments 3.3%

Time Deposits 3.1%
United States 3.1%
National Australia Bank Ltd, 2.08%, 12/03/18		$3,000,000	3,000,000
National Bank of Canada, 2.10%, 12/03/18		85,000,000	85,000,000
Royal Bank of Canada, 2.10%, 12/03/18		93,000,000	93,000,000
Total Time Deposits (Cost $181,000,000)			181,000,000
		Shares

Investments from Cash Collateral Received for
Loaned Securities (Cost $12,998,000) 0.2%
Money Market Funds 0.2%
United States 0.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio,
1.91%		12,998,000	12,998,000
Total Investments (Cost $5,637,253,923)
99.4%			5,764,912,778
Other Assets, less Liabilities 0.6%			31,908,852
Net Assets 100.0%			$5,796,821,630

|3

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)

See Abbreviations on page 16.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at November 30, 2018.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|4

TEMPLETON FUNDS

Statement of Investments, November 30, 2018 (unaudited)
Templeton International Climate Change Fund
	Industry	Shares	Value
Common Stocks 92.7%
China 2.8%
China Mobile Ltd	Wireless Telecommunication Services	5,000	$49,622
Denmark 8.3%
Novozymes AS.	Chemicals	589	27,435
Orsted AS	Electric Utilities	920	59,850
Vestas Wind Systems AS	Electrical Equipment	816	60,894
			148,179
France 15.0%
AXA SA	Insurance	1,608	39,153
BNP Paribas SA	Banks	950	47,708
Cie Generale des Etablissements Michelin SCA	Auto Components	348	36,398
Compagnie de Saint-Gobain	Building Products	755	27,970
Sanofi	Pharmaceuticals	587	53,018
Sodexo SA.	Hotels, Restaurants & Leisure	253	26,181
Veolia Environnement SA	Multi-Utilities	1,721	36,567
			266,995
Germany 9.7%
E.ON SE	Multi-Utilities	5,309	54,104
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,493	31,250
Merck KGaA	Pharmaceuticals	318	35,038
Siemens AG.	Industrial Conglomerates	461	53,423
			173,815
India 1.5%
[a] Azure Power Global Ltd	Independent Power & Renewable
	Electricity Producers	2,600	26,338
Israel 1.7%
[a] Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,400	30,156
Italy 2.6%
Prysmian SpA	Electrical Equipment	2,496	45,676
Japan 11.6%
Ajinomoto Co. Inc	Food Products	1,500	25,937
Asics Corp	Textiles, Apparel & Luxury Goods	1,800	25,947
Astellas Pharma Inc	Pharmaceuticals	1,700	26,130
Murata Manufacturing Co. Ltd	Electronic Equipment, Instruments
	& Components	200	30,512
Omron Corp	Electronic Equipment, Instruments
	& Components	400	17,587
Panasonic Corp	Household Durables	3,700	37,963
SoftBank Group Corp	Wireless Telecommunication Services	200	16,787
Suntory Beverage & Food Ltd.	Beverages	600	25,164
			206,027
Netherlands 8.5%
Akzo Nobel NV	Chemicals	228	19,120
Arcadis NV	Construction & Engineering	2,227	28,051
ING Groep NV	Banks	3,299	39,888
Signify NV	Electrical Equipment	2,407	63,987
			151,046
Singapore 2.0%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	16,300	36,588

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Climate Change Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
South Korea 2.1%
[b] Samsung Electronics Co. Ltd., GDR, 144A	Technology Hardware, Storage & Peripherals	40	$37,400
Spain 2.8%
[a] Siemens Gamesa Renewable Energy SA	Electrical Equipment	3,547	49,976
Sweden 2.0%
Billerudkorsnas AB	Containers & Packaging	2,351	31,407
Scandi Standard AB	Food Products	800	5,133
			36,540
Switzerland 5.9%
ABB Ltd	Electrical Equipment	886	17,925
Landis+Gyr Group AG	Electronic Equipment, Instruments
	& Components	823	51,121
UBS Group AG.	Capital Markets	2,661	35,948
			104,994
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR.	Semiconductors & Semiconductor Equipment	1,200	45,108
United Kingdom 13.7%
HSBC Holdings PLC	Banks	3,600	30,782
Johnson Matthey PLC	Chemicals	1,281	47,748
Kingfisher PLC	Specialty Retail	12,291	39,170
Shire PLC	Biotechnology	586	33,989
SIG PLC	Trading Companies & Distributors	14,028	19,205
Standard Chartered PLC	Banks	4,522	35,128
Vodafone Group PLC	Wireless Telecommunication Services	17,669	38,051
			244,073
Total Common Stocks (Cost $1,869,111)			1,652,533

Short Term Investments (Cost $58,313) 3.3%

Money Market Funds 3.3%
United States 3.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.91%		58,313	58,313
Total Investments (Cost $1,927,424) 96.0%			1,710,846
Other Assets, less Liabilities 4.0%			71,538
Net Assets 100.0%			$1,782,384

See Abbreviations on page 16.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

|6

TEMPLETON FUNDS

Statement of Investments, November 30, 2018 (unaudited)
Templeton World Fund
	Industry	Shares	Value
Common Stocks 94.1%
Canada 1.6%
Husky Energy Inc	Oil, Gas & Consumable Fuels	2,394,910	$29,729,172
Wheaton Precious Metals Corp	Metals & Mining	2,305,185	36,176,767
			65,905,939
China 6.1%
[a] Baidu Inc., ADR	Interactive Media & Services	299,800	56,446,344
China Life Insurance Co. Ltd., H	Insurance	15,950,000	34,247,810
China Mobile Ltd	Wireless Telecommunication Services	4,684,500	46,490,855
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	96,917,800	52,149,299
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	46,951,930	56,828,509
			246,162,817
Denmark 2.3%
A.P. Moeller-Maersk AS, B	Marine	29,530	42,012,953
Vestas Wind Systems AS	Electrical Equipment	663,460	49,510,438
			91,523,391
France 7.0%
AXA SA	Insurance	2,409,270	58,662,172
BNP Paribas SA	Banks	1,003,370	50,388,426
Compagnie de Saint-Gobain	Building Products	634,910	23,521,003
Credit Agricole SA.	Banks	1,616,380	20,063,293
Sanofi	Pharmaceuticals	762,310	68,852,584
Veolia Environnement SA.	Multi-Utilities	2,804,120	59,581,010
			281,068,488
Germany 5.5%
Bayer AG	Pharmaceuticals	823,040	60,152,032
E.ON SE	Multi-Utilities	4,004,370	40,808,368
Merck KGaA	Pharmaceuticals	544,180	59,959,011
Siemens AG	Industrial Conglomerates	503,480	58,346,324
			219,265,735
Hong Kong 1.3%
CK Hutchison Holdings Ltd	Industrial Conglomerates	4,827,560	50,471,222
India 1.6%
Bharti Airtel Ltd	Wireless Telecommunication Services	7,807,120	35,140,447
Hero Motocorp Ltd	Automobiles	676,490	29,674,260
			64,814,707
Ireland 0.4%
Bank of Ireland Group PLC	Banks	2,683,980	17,035,383
Israel 1.9%
[a] Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	3,487,534	75,121,482
Italy 2.5%
Eni SpA	Oil, Gas & Consumable Fuels	5,225,004	84,238,551
UniCredit SpA.	Banks	1,284,510	16,551,600
			100,790,151
Japan 4.7%
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	1,763,640	42,189,370
Panasonic Corp	Household Durables	4,578,740	46,979,539
Seven & i Holdings Co. Ltd	Food & Staples Retailing	764,900	33,313,368
SoftBank Group Corp	Wireless Telecommunication Services	147,190	12,354,130
Suntory Beverage & Food Ltd	Beverages	774,410	32,478,890

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Japan (continued)
Taiheiyo Cement Corp	Construction Materials	637,000	$21,552,315
			188,867,612
Luxembourg 2.3%
SES SA, IDR	Media	4,255,256	92,220,142
Netherlands 2.8%
Aegon NV	Insurance	7,603,232	42,308,709
Akzo Nobel NV	Chemicals	166,603	13,971,156
ING Groep NV	Banks	4,502,662	54,442,059
			110,721,924
Singapore 2.0%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	35,154,451	78,909,528
South Korea 3.7%
Hana Financial Group Inc	Banks	774,787	25,998,636
KB Financial Group Inc	Banks	1,099,016	46,294,180
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	2,040,400	76,206,351
			148,499,167
Switzerland 3.9%
Novartis AG	Pharmaceuticals	142,820	13,004,562
Roche Holding AG	Pharmaceuticals	370,492	96,095,378
UBS Group AG	Capital Markets	3,625,320	48,975,117
			158,075,057
Thailand 1.4%
Bangkok Bank PCL, fgn	Banks	8,609,670	55,394,538
United Kingdom 10.1%
BAE Systems PLC	Aerospace & Defense	2,600,339	16,285,525
BP PLC	Oil, Gas & Consumable Fuels	12,943,416	85,798,026
HSBC Holdings PLC	Banks	5,903,390	49,990,879
Kingfisher PLC	Specialty Retail	14,264,670	45,459,723
Man Group PLC	Capital Markets	7,928,861	14,690,984
Royal Dutch Shell PLC, B.	Oil, Gas & Consumable Fuels	3,065,477	93,609,361
Standard Chartered PLC	Banks	6,246,036	48,521,250
Vodafone Group PLC.	Wireless Telecommunication Services	22,770,765	49,038,272
			403,394,020
United States 33.0%
Advance Auto Parts Inc	Specialty Retail	155,930	27,710,320
Allergan PLC	Pharmaceuticals	480,810	75,294,846
Ally Financial Inc	Consumer Finance	1,337,590	35,686,901
[a] Alphabet Inc., A	Interactive Media & Services	37,880	42,033,542
AmerisourceBergen Corp	Health Care Providers & Services	561,740	49,938,686
Amgen Inc	Biotechnology	74,211	15,454,441
Apache Corp	Oil, Gas & Consumable Fuels	1,395,970	49,040,426
Capital One Financial Corp	Consumer Finance	626,450	56,180,036
Cardinal Health Inc	Health Care Providers & Services	690,340	37,851,342
[a] Celgene Corp	Biotechnology	201,150	14,527,053
Citigroup Inc	Banks	1,402,610	90,875,102
Comcast Corp., A	Media	1,514,448	59,078,616
[a] CommScope Holding Co. Inc	Communications Equipment	1,414,050	25,594,305
Coty Inc., A	Personal Products	5,290,970	44,126,690
Eli Lilly & Co	Pharmaceuticals	400,720	47,541,421

|8

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
United States (continued)
Exxon Mobil Corp	Oil, Gas & Consumable Fuels	578,490	$45,989,955
Gilead Sciences Inc	Biotechnology	955,550	68,742,267
JPMorgan Chase & Co	Banks	413,914	46,023,098
Kellogg Co	Food Products	667,580	42,491,467
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	2,785,470	42,450,563
The Kroger Co	Food & Staples Retailing	1,080,710	32,053,859
[a] Mattel Inc	Leisure Products	3,002,240	41,731,136
[a,b] Navistar International Corp	Machinery	1,114,980	35,723,959
[a] NetScout Systems Inc	Communications Equipment	283,574	7,594,112
Oracle Corp	Software	1,934,701	94,336,021
Perrigo Co. PLC	Pharmaceuticals	645,040	40,173,091
United Parcel Service Inc., B	Air Freight & Logistics	424,560	48,947,522
Voya Financial Inc	Diversified Financial Services	526,386	23,661,051
Walgreens Boots Alliance Inc	Food & Staples Retailing	930,970	78,825,230
			1,319,677,058
Total Common Stocks
(Cost $3,585,610,892)			3,767,918,361

		Principal
		Amount

Short Term Investments 5.2%

Time Deposits 5.2%
United States 5.2%
National Bank of Canada, 2.10%, 12/03/18		$90,000,000	90,000,000
Royal Bank of Canada, 2.10%, 12/03/18		118,000,000	118,000,000
Total Time Deposits (Cost $208,000,000)			208,000,000
Total Investments (Cost $3,793,610,892)
99.3%			3,975,918,361
Options Written (0.0)%†			(10,764)
Other Assets, less Liabilities 0.7%			27,009,239
Net Assets 100.0%			$4,002,916,836

	Number of	Notional
	Contracts	Amount

Options Written (Premiums received
$181,088) (0.0)%†
Calls - Exchange-Traded
Navistar International Corp., January Strike Price $43.01,
Expires 1/18/19	455	45,500	(10,764)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is held in connection with written option contracts open at period end.

|9

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

At November 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
British Pound	BOFA	Buy	5,456,656	$7,156,793	1/11/19	$—	$(182,841)
British Pound	BOFA	Sell	64,870,149	85,164,126	1/11/19	2,255,968	—
British Pound	GSCO	Buy	5,456,656	7,156,100	1/11/19	—	(182,148)
British Pound	GSCO	Sell	64,859,160	85,149,700	1/11/19	2,255,586	—
British Pound	HSBK	Buy	5,456,656	7,155,867	1/11/19	—	(181,915)
British Pound	HSBK	Sell	64,866,583	85,127,012	1/11/19	2,223,410	—
British Pound	MSCO	Buy	5,456,656	7,156,274	1/11/19	—	(182,322)
British Pound	MSCO	Sell	64,868,374	85,100,820	1/11/19	2,194,930	—
British Pound	UBSW	Buy	5,456,656	7,155,847	1/11/19	—	(181,895)
British Pound	UBSW	Sell	64,866,350	85,036,542	1/11/19	2,133,238	—
Canadian Dollar	BOFA	Buy	848,048	638,696	1/11/19	67	—
Canadian Dollar	BOFA	Buy	1,420,296	1,079,240	1/11/19	—	(9,451)
Canadian Dollar	BOFA	Sell	19,231,970	14,831,586	1/11/19	345,765	—
Canadian Dollar	GSCO	Buy	848,048	638,700	1/11/19	63	—
Canadian Dollar	GSCO	Buy	1,420,296	1,078,997	1/11/19	—	(9,208)
Canadian Dollar	GSCO	Sell	19,233,232	14,832,869	1/11/19	346,097	—
Canadian Dollar	HSBK	Buy	848,048	638,673	1/11/19	90	—
Canadian Dollar	HSBK	Buy	1,420,296	1,078,958	1/11/19	—	(9,168)
Canadian Dollar	HSBK	Sell	19,232,563	14,835,591	1/11/19	349,323	—
Canadian Dollar	MSCO	Buy	848,048	638,700	1/11/19	63	—
Canadian Dollar	MSCO	Buy	1,420,296	1,079,032	1/11/19	—	(9,242)
Canadian Dollar	MSCO	Sell	19,231,671	14,828,955	1/11/19	343,359	—
Canadian Dollar	UBSW	Buy	848,048	638,692	1/11/19	71	—
Canadian Dollar	UBSW	Buy	1,420,296	1,079,006	1/11/19	—	(9,217)
Canadian Dollar	UBSW	Sell	19,229,841	14,834,521	1/11/19	350,303	—
Danish Krone	BOFA	Buy	4,270,204	655,542	1/11/19	—	(4,935)
Danish Krone	BOFA	Sell	123,043,402	19,012,581	1/11/19	265,706	—
Danish Krone	GSCO	Buy	4,270,204	655,489	1/11/19	—	(4,882)
Danish Krone	GSCO	Sell	123,009,995	19,006,598	1/11/19	264,813	—
Danish Krone	HSBK	Buy	4,270,204	655,496	1/11/19	—	(4,888)
Danish Krone	HSBK	Sell	123,016,498	19,012,290	1/11/19	269,514	—
Danish Krone	MSCO	Buy	4,270,204	655,523	1/11/19	—	(4,915)
Danish Krone	MSCO	Sell	123,018,568	19,006,661	1/11/19	263,569	—
Danish Krone	UBSW	Buy	4,270,204	655,463	1/11/19	—	(4,855)
Danish Krone	UBSW	Sell	123,060,174	19,010,402	1/11/19	260,971	—
Euro	BOFA	Buy	11,592,574	13,394,160	1/11/19	—	(218,802)
Euro	BOFA	Sell	150,084,269	173,221,259	1/11/19	2,645,341	—
Euro	GSCO	Buy	11,592,574	13,392,361	1/11/19	—	(217,003)
Euro	GSCO	Sell	150,094,238	173,251,527	1/11/19	2,664,278	—
Euro	HSBK	Buy	11,592,574	13,391,770	1/11/19	—	(216,412)
Euro	HSBK	Sell	150,077,092	173,264,003	1/11/19	2,696,240	—
Euro	MSCO	Buy	11,592,574	13,392,524	1/11/19	—	(217,167)
Euro	MSCO	Sell	150,071,636	173,230,690	1/11/19	2,669,130	—
Euro	UBSW	Buy	11,592,574	13,392,289	1/11/19	—	(216,932)
Euro	UBSW	Sell	150,072,888	173,199,120	1/11/19	2,636,136	—
Hong Kong Dollar	BOFA	Buy	29,653,491	3,789,757	1/11/19	4,842	—
Hong Kong Dollar	BOFA	Sell	395,588,941	50,559,825	1/11/19	—	(61,577)
Hong Kong Dollar	GSCO	Buy	29,653,491	3,789,810	1/11/19	4,789	—

|10

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar	GSCO	Sell	395,583,284	$50,550,632	1/11/19	$—	$(70,045)
Hong Kong Dollar	HSBK	Buy	29,653,491	3,789,637	1/11/19	4,961	—
Hong Kong Dollar	HSBK	Sell	395,569,897	50,554,318	1/11/19	—	(64,647)
Hong Kong Dollar	MSCO	Buy	29,653,491	3,789,978	1/11/19	4,621	—
Hong Kong Dollar	MSCO	Sell	395,600,540	50,555,741	1/11/19	—	(67,145)
Hong Kong Dollar	UBSW	Buy	29,653,491	3,789,745	1/11/19	4,854	—
Hong Kong Dollar	UBSW	Sell	395,577,772	50,555,976	1/11/19	—	(63,996)
Japanese Yen	BOFA	Buy	269,109,207	2,419,096	1/11/19	—	(37,770)
Japanese Yen	BOFA	Sell	4,328,465,764	38,503,864	1/11/19	201,609	—
Japanese Yen	GSCO	Buy	269,109,207	2,418,679	1/11/19	—	(37,352)
Japanese Yen	GSCO	Sell	4,328,640,013	38,514,459	1/11/19	210,662	—
Japanese Yen	HSBK	Buy	269,109,207	2,418,594	1/11/19	—	(37,268)
Japanese Yen	HSBK	Sell	4,328,273,236	38,488,491	1/11/19	187,940	—
Japanese Yen	MSCO	Buy	269,109,207	2,418,864	1/11/19	—	(37,537)
Japanese Yen	MSCO	Sell	4,328,115,414	38,490,270	1/11/19	191,116	—
Japanese Yen	UBSW	Buy	269,109,207	2,418,650	1/11/19	—	(37,324)
Japanese Yen	UBSW	Sell	4,327,958,835	38,517,651	1/11/19	219,883	—
Singapore Dollar	BOFA	Buy	760,256	552,575	1/11/19	1,960	—
Singapore Dollar	BOFA	Sell	21,608,103	15,607,660	1/11/19	—	(153,427)
Singapore Dollar	GSCO	Buy	760,256	552,595	1/11/19	1,940	—
Singapore Dollar	GSCO	Sell	21,611,922	15,611,264	1/11/19	—	(152,608)
Singapore Dollar	HSBK	Buy	760,256	552,567	1/11/19	1,968	—
Singapore Dollar	HSBK	Sell	21,604,863	15,607,935	1/11/19	—	(150,788)
Singapore Dollar	MSCO	Buy	760,256	552,486	1/11/19	2,050	—
Singapore Dollar	MSCO	Sell	21,609,610	15,611,398	1/11/19	—	(150,787)
Singapore Dollar	UBSW	Buy	760,256	552,553	1/11/19	1,982	—
Singapore Dollar	UBSW	Sell	21,608,054	15,612,304	1/11/19	—	(148,746)
South Korean Won	BOFA	Buy	4,225,558,950	3,746,181	1/11/19	29,369	—
South Korean Won	BOFA	Sell	47,298,838,353	41,881,470	1/11/19	—	(380,200)
South Korean Won	GSCO	Buy	4,225,558,950	3,744,504	1/11/19	31,047	—
South Korean Won	GSCO	Sell	38,988,798,712	34,533,923	1/11/19	—	(302,699)
South Korean Won	HSBK	Buy	4,225,558,950	3,744,565	1/11/19	30,986	—
South Korean Won	HSBK	Sell	36,765,195,836	32,564,390	1/11/19	—	(285,436)
South Korean Won	MSCO	Buy	4,225,558,950	3,744,975	1/11/19	30,576	—
South Korean Won	MSCO	Sell	31,285,604,167	27,725,633	1/11/19	—	(228,159)
South Korean Won	UBSW	Buy	4,225,558,950	3,745,334	1/11/19	30,217	—
South Korean Won	UBSW	Sell	31,315,205,056	27,748,177	1/11/19	—	(232,063)
Swiss Franc	BOFA	Buy	979,935	996,546	1/11/19	—	(10,830)
Swiss Franc	BOFA	Sell	30,064,273	30,498,882	1/11/19	257,242	—
Swiss Franc	GSCO	Buy	979,935	996,556	1/11/19	—	(10,839)
Swiss Franc	GSCO	Sell	30,081,445	30,526,088	1/11/19	267,174	—
Swiss Franc	HSBK	Buy	979,935	996,532	1/11/19	—	(10,816)
Swiss Franc	HSBK	Sell	30,058,216	30,493,047	1/11/19	257,499	—
Swiss Franc	MSCO	Buy	979,935	996,629	1/11/19	—	(10,912)
Swiss Franc	MSCO	Sell	30,057,371	30,479,512	1/11/19	244,815	—
Swiss Franc	UBSW	Buy	979,935	996,578	1/11/19	—	(10,862)
Swiss Franc	UBSW	Sell	30,063,245	30,510,839	1/11/19	270,233	—
Thailand Baht	BOFA	Sell	348,600,140	10,558,841	1/11/19	—	(33,463)
Thailand Baht	GSCO	Sell	348,716,782	10,562,054	1/11/19	—	(33,794)
Thailand Baht	HSBK	Sell	348,616,508	10,558,697	1/11/19	—	(34,104)

|11

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton World Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Thailand Baht	MSCO	Sell	348,545,781	$10,556,875	1/11/19	$—	$(33,777)
Thailand Baht	UBSW	Sell	348,627,731	10,556,032	1/11/19	—	(37,110)
Total Forward Exchange Contracts						$29,928,366	$(4,994,279)
Net unrealized appreciation (depreciation)						$24,934,087

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 16.

|12

TEMPLETON FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds’ primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in

|13

TEMPLETON FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At November 30, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At November 30, 2018, Templeton World Fund received $10,488,505 in United Kingdom Treasury Bonds and U.S. Treasury Bills and Notes as collateral for derivatives.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

|14

TEMPLETON FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Templeton World Fund - Forwards and options

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Templeton Foreign Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.91%	—	14,090,000	(1,092,000)	12,998,000	$ 12,998,000	$—	$—	$—
Templeton International Climate Change Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.91%	41	143,962	(85,690)	58,313	$ 58,313	$99	$—	$—

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

|15

TEMPLETON FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of November 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Ireland	$—	$94,716,944	$—	$94,716,944
All Other Equity Investments[b]	5,476,197,834	—	—	5,476,197,834
Short Term Investments	12,998,000	181,000,000	—	193,998,000
Total Investments in Securities	$5,489,195,834	$275,716,944	$—	$5,764,912,778

Templeton International Climate Change Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,652,533	$—	$—	$1,652,533
Short Term Investments	58,313	—	—	58,313
Total Investments in Securities	$1,710,846	$—	$—	$1,710,846

Templeton World Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Ireland	$—	$17,035,383	$—	$17,035,383
All Other Equity Investments.	3,750,882,978	—	—	3,750,882,978
Short Term Investments	—	208,000,000	—	208,000,000
Total Investments in Securities	$3,750,882,978	$225,035,383	$—	$3,975,918,361

Other Financial Instruments:
Forward Exchange Contracts	$—	$29,928,366	$—	$29,928,366

Liabilities:
Other Financial Instruments:
Options Written	$—	$10,764	$—	$10,764
Forward Exchange Contracts	—	4,994,279	—	4,994,279
Total Other Financial Instruments	$—	$5,005,043	$—	$5,005,043

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common stock as well as other equity interests.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	GBP	British Pound	ADR	American Depositary Receipt
GSCO	The Goldman Sachs Group, Inc.	HKD	Hong Kong Dollar	IDR	International Depositary Receipt
HSBK	HSBC Bank PLC			GDR	Global Depositary Receipt
MSCO	Morgan Stanley			NVDR	Non-Voting Depositary Receipt
UBSW	UBS AG

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|16

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Funds and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds.  As a result, a material weakness exists at period end for the Templeton Foreign Fund, Templeton International Climate Change Fund, and Templeton World Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual financial statements that would not be prevented or detected.

Effective November 1, 2018, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value. Registrant’s management believes this will facilitate the remediation of the control deficiency we have identified and strengthen the internal control over financial reporting. This material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b) Changes in Internal Controls.  As described above, there have been changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date January 24, 2019

By    /s/ Robert G. Kubilis

      Robert G. Kubilis

Chief Financial Officer and

 Chief Accounting Officer

Date January 24, 2019